Intangible assets	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
Intangible assets
9.	Intangible assets

Cost	Licenses	Patents and Drug Approvals	Trademarks	Customer list	Total
At December 31, 2017	$1,756	$14,239	$4,014	$708	$20,717
Effect of movements in exchange rates	154	1,245	351	62	1,812

At December 31, 2018	$1,910	$15,484	$4,365	$770	$22,529
Additions (note 1 1 )	7,038	8,930	—	—	15,968
Impairment	(6,959)	—	—	—	(6,959)
Transfers within intangible assets	(1,854)	1,457	—	—	(397)
Effect of movements in exchange rates	(135)	(942)	(209)	(37)	(1,323)

At December 31, 2019	$—	$24,929	$4,156	$733	$29,818

Accumulated amortization and impairment losses	Licenses	Patents and Drug Approvals	Trademarks	Customer list	Total
At December 31, 2017	$—	$14,239	$4,014	$708	$18,961
Amortization	196	—	—	—	196
Effect of movements in exchange rates	9	1,245	351	62	1,667

At December 31, 2018	$205	$15,484	$4,365	$770	$20,824
Amortization	841	597	—	—	1,438
Imp airment	(638)	—	—	—	(638)
Transfers within intangible assets	(397)	—	—	—	(397)
Effect of movements in exchange rates	(11)	(751)	(209)	(37)	(1,008)

At December 31, 2019	$—	$15,330	$4,156	$733	$20,219

Carrying amounts	Licenses	Patents and Drug Approvals	Trademarks	Customer list	Total
At December 31, 2018	$1,705	$—	$—	$—	$1,705
At December 31, 2019	$—	$9,599	$—	$—	$9,599

On September 30, 2019 the Company acquired ownership of ZYPITAMAG
TM
for the U.S. and Canadian markets. Under terms of the agreement, Zydus will receive an upfront payment of U.S. $5,000 (CDN $6,622) and U.S. $2,000 (CDN $2,649) in deferred payments to be paid in equal instalments annually over the next four years, as well as contingent payments on the achievement of milestones and royalties related to net sales. The Company previously had acquired U.S. marketing rights with a profit-sharing arrangement. With this acquisition the Company obtained full control of marketing and pricing negotiation for ZYPITAMAG
TM
. Upon completion of the acquisition $8,930 was recorded within patents and drug approvals relating to the upfront and deferred payments and $1,457 was transferred from licenses to patents and drug approvals pertaining to the cost of the previously acquired license over ZYPITAMAG
TM
. The fair value of the deferred payments of $649 and $1,655 is recorded on the statement of financial position within current portion of acquisition payable and acquisition payable, respectively. The initial amortization period pertaining to
the ZYPITAMAG
TM
intangible assets was 4.3 years with the remaining amortization period being 4.1 years as at December 31, 2019.
As at December 31, 2018, the Company had recorded $546 within accounts payable and accrued liabilities relating to the current portion of license fees payable relating to the ZYPITAMAG
TM
license acquired during the year ended December 31, 2017. This balance was paid during the year ended December 31, 2019.
The Company has considered indicators of impairment as at December 31, 2019 and 2018. The Company recorded a write-down of intangible assets related to the ReDS
TM
license during the year ended December 31, 2019 totaling $6,321 as a result of uncertainties with ReDS
TM
being experienced in regards to the length of the sales cycle and uptake of the product with customers, resulting in the Company’s sales being below the committed amounts required by the exclusive marketing and distribution agreement regarding ReDS
TM
.
The Company did not record any
write-down
of intangible assets during the year ended December 31, 2018. The Company recorded a write-down of intangible assets during the year ended December 31, 2017 totaling $636 pertaining to a license acquired during the year, which was under litigation as described in note 16(d). As at December 31, 2019, intangible assets pertaining to AGGRASTAT
®
intangible were fully amortized.
With respect to the intangible asset related to ZYPITAMAGTM, management calculated its fair value less costs to sell using a discounted cash flow model (Level 3 in the fair value hierarchy) based upon financial forecasts prepared by management using a discount rate of
13.25%, a cumulative aggregate growth rate of 300% over four years and a nominal terminal value. The Company has concluded that there was no impairment as a result of the analysis for the year ended December 31, 2019 as the recoverable amount exceeded the carrying amount by approximately $1,600 at the high end of the reasonable range. However, the assessment identified that a reasonably possible change in the key assumption of the sales growth rate forecast results in the recoverable amount being less than the carrying value. A seven percent reduction in the sales growth forecast per year would result in the carrying value of the intangible asset exceeding the reasonable range of the recoverable amount.
For the year ended December 31, 2019, amortization of intangible assets totaling $1,438 (2018 – $196) is recorded within cost of goods sold. For the years ended December 31 2017, there was no amortization of intangible recorded within net income from continuing operations. For the year ended December 31, 2017, amortization of the acquired intangible assets totaling $6,634 was recognized within loss from discontinued operations.